Risks, Liquidity, and Going Concern (Q2) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 05, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Risks, Liquidity, and Going Concern
Accumulated deficit		$ (720,137)		$ (720,137)		$ (704,757)	$ (659,235)
Sale of common stock, net of issuance costs							8,742
Net losses		7,821	$ 9,385	15,380	$ 24,790	45,522	64,767
Cash and cash equivalents		24,155		24,155		$ 46,303	$ 37,573
ATM Facility [Member]
Risks, Liquidity, and Going Concern
Remaining capacity available to be sold		$ 15,800		$ 15,800
ATM Facility [Member] | Maximum
Risks, Liquidity, and Going Concern
Sale of common stock, net of issuance costs	$ 125,000